Formation Transactions and Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2024	Dec. 31, 2023
Formation Transactions and Initial Public Offering
Number of general partner units issued		640,278	640,278
Repayment of outstanding debt	$ 118,900
One-time entrance tax into Norwegian tonnage tax regime	3,000
Revolving credit facility, outstanding	$ 20,000
KNOT | Bodil Knutsen
Formation Transactions and Initial Public Offering
Period of related party guarantee of payment of hire rate	5 years
IPO
Formation Transactions and Initial Public Offering
Gross proceeds received	$ 179,900
Net proceeds from the offering	160,700
KNOT
Formation Transactions and Initial Public Offering
Cash distribution	$ 21,950
General Partner
Formation Transactions and Initial Public Offering
Number of general partner units issued	349,694
Subordinated Units | KNOT
Formation Transactions and Initial Public Offering
Limited partners' capital account, units issued	8,567,500
Common units
Formation Transactions and Initial Public Offering
Limited partners' capital account, units issued		34,045,081	34,045,081
Limited Partner | Common units | IPO
Formation Transactions and Initial Public Offering
Common units issued to public	8,567,500
Common unit, per share amount	$ 21
Limited Partner | Common units | Underwriters' option to purchase additional units
Formation Transactions and Initial Public Offering
Common units issued to public	1,117,500
IDR Holders
Formation Transactions and Initial Public Offering
Threshold quarterly distribution for increasing percentages allocated to the IDRs	$ 0.43125
KNOT Offshore Partners UK LLC | Knutsen Shuttle Tankers AS
Formation Transactions and Initial Public Offering
Percentage of contribution to subsidiary	100.00%
Public | Partnership
Formation Transactions and Initial Public Offering
Percentage of limited partner interest	49.00%	71.40%
KNOT | Partnership
Formation Transactions and Initial Public Offering
Percentage of limited partner interest	49.00%	28.40%
KNOT | Incentive Distribution Rights
Formation Transactions and Initial Public Offering
Percentage of limited partner interest	100.00%
General Partner | Partnership
Formation Transactions and Initial Public Offering
Percentage of general partner interest	2.00%